Fees Summary	Sep. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,607,961.02
Previously Paid Amount	871.53
Total Fee Amount	237.33
Total Offset Amount	0
Net Fee	$ 0